Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 10,912	$ 680,765
Other current assets	153,120	92,877
Inventory	62,685	42,457
Total current assets	226,717	816,099
Property and equipment, net	217,794	226,546
Total assets	444,511	1,042,645
CURRENT LIABILITIES:
Short term bank credit	37,707
Trade payables	284,061	49,122
Employees and payroll accruals	138,484	94,280
Other current liabilities	634,350	206,123
Total Current liabilities	1,094,602	349,525
LONG TERM LIABILITIES
Warrants presented at fair value	961,922	844,818
Capital Note	43,568	37,480
Total liabilities	2,100,092	1,231,823
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' DEFICIENCY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2014 and 2015; Issued and outstanding: 12,611,085 and 12,907,898 shares at December 31, 2014 and 2015, respectively	33,506	32,726
Additional paid in capital	8,927,429	8,620,957
Accumulated deficit	(10,616,516)	(8,842,861)
Total shareholders' deficiency	(1,655,581)	(189,178)
Total liabilities and shareholders' deficiency	$ 444,511	$ 1,042,645